Expense Example - Federated Hermes Total Return Bond ETF - Federated Hermes Total Return Bond ETF	Jun. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	$ 640